Share-based payments - Schedule of performance shares (Details)	Dec. 31, 2025 EUR (€) equityInstrument	Dec. 31, 2024 equityInstrument	Dec. 31, 2023 equityInstrument	Dec. 31, 2022 equityInstrument
Performance shares
Share-based payment
Performance shares outstanding at target (in shares) | equityInstrument	40,745,861	43,736,942	43,346,804	63,747,848
2022
Share-based payment
Performance shares outstanding at target (in shares)	0
Confirmed payout (% of target)	0.00%
2023
Share-based payment
Performance shares outstanding at target (in shares)	12,529,600
Confirmed payout (% of target)	110.00%
2024
Share-based payment
Performance shares outstanding at target (in shares)	17,534,756
Confirmed payout (% of target)	0.00%
2025
Share-based payment
Performance shares outstanding at target (in shares)	10,681,505
Confirmed payout (% of target)	0.00%